Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Aegon N.V [member]
Statement [LineItems]
Summary of Accountants Remuneration

	Total remuneration of the group		Of which PricewaterhouseCoopers Accountants N.V. (NL)
	2021	2020	2021	2020

Audit fees	31	34	9	9

Audit-related service fees	3	5	1	2

Total	35	40	10	11